Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Fair Value Measurement

The following table presents the fair value measurement hierarchy for the Group’s assets and liabilities carried at fair value:

	Fair value hierarchy
	Level 1	Level 2	Level 3(1)	Total
As of December 31, 2025:
Assets measured at fair value:
Counterparties	-	249,055	-	249,055
Cryptoassets	62,606	-	-	62,606
Receivable from omnibus accounts	-	26,820	-	26,820

Liabilities measured at fair value:
Payable to users	-	107,830	-	107,830
Other short-term liabilities	2,810	-	6,184	8,994

(1)	The contingent consideration relates to the business combination of Spaceship and consists of up to 266,668 common shares to be issued upon the achievement of certain performance milestones related to assets under management (AUM) within two years from the acquisition date (see Note 22).
On a quarterly basis the company remeasured the fair value considering the quoted market share price and the assessment of the probability of achieving the relevant performance milestones.
	Fair value hierarchy
	Level 1	Level 2	Level 3(1)	Total
As of December 31, 2024:
Assets measured at fair value:
Counterparties	-	224,867	-	224,867
Cryptoassets	113,279	-	-	113,279
Receivable from omnibus accounts	-	50,466	-	50,466

Liabilities measured at fair value:
Payable to users	-	103,493	-	103,493
Other long-term liabilities	-	-	5,653	5,653

(1)	The contingent consideration relates to the business combination of Spaceship and consists of up to 266,668 common shares to be issued upon the achievement of certain performance milestones related to assets under management (AUM) within two years from the acquisition date. The business combination includes an additional holdback agreement for an additional 80,000 common shares. (see Note 22).